Convertible Loans and Shareholder Loans - Schedule of Convertible Loans and Shareholder Loans Measured at Amortized Cost (Details) - CNY (¥)		Dec. 31, 2024	Dec. 31, 2023
January 2019 Shareholder Loan [Member]
Debt Conversion [Line Items]
At amortized cost, Current		¥ 14,538,200	¥ 14,301,310
At fair value, Current
November 2020 Shareholder Loan [Member]
Debt Conversion [Line Items]
At amortized cost, Current		5,031,880	4,957,890
At fair value, Current
February 2021 Shareholders Loan [Member]
Debt Conversion [Line Items]
At amortized cost, Current		64,772,782	6,891,043
At fair value, Current
At amortized cost, Non-current			56,928,815
At fair value, Non-current
Subtotal [Member]
Debt Conversion [Line Items]
At amortized cost, Current		84,342,862	26,150,243
At fair value, Current
At amortized cost, Non-current			56,928,815
At fair value, Non-current
May 2022 Convertible Loan [Member]
Debt Conversion [Line Items]
At amortized cost, Current			3,541,350
At fair value, Current
August 2022 Convertible Loan [Member]
Debt Conversion [Line Items]
At fair value, Current	[1]		3,919,092
August 2021 Convertible Loan [Member]
Debt Conversion [Line Items]
At amortized cost, Current		3,500,000
At fair value, Current
At amortized cost, Non-current			3,500,000
At fair value, Non-current
May & June 2023 Convertible Loans [Member]
Debt Conversion [Line Items]
At amortized cost, Current	[2]
At fair value, Current	[2]		2,453,738
At amortized cost, Non-current	[2]
At fair value, Non-current	[2]	1,424,552	1,068,651
Subtotal [Member]
Debt Conversion [Line Items]
At amortized cost, Current		3,500,000	3,541,350
At fair value, Current			6,372,830
Convertible Loans and Shareholder Loans [Member]
Debt Conversion [Line Items]
At amortized cost, Current		87,842,862	29,691,593
At fair value, Current			6,372,830
December 2022 Convertible Loan [Member]
Debt Conversion [Line Items]
At amortized cost, Non-current	[3]
At fair value, Non-current	[3]		6,895,363
December 2024 Convertible Loan [Member]
Debt Conversion [Line Items]
At amortized cost, Non-current	[4]
At fair value, Non-current	[4]	8,651,529
Subtotal [Member]
Debt Conversion [Line Items]
At amortized cost, Non-current			3,500,000
At fair value, Non-current		10,076,081	7,964,014
Non-current Total [Member]
Debt Conversion [Line Items]
At amortized cost, Non-current			60,428,815
At fair value, Non-current		¥ 10,076,081	¥ 7,964,014

[1]	The aggregate unpaid principal balances of August 2022 Convertible Loan which was recorded at fair value option was RMB3,541,350 (US$500,000) and nil as of December 31, 2023 and 2024 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB377,742 (US$53,333) and nil as of December 31, 2023 and 2024, respectively.
[2]	The aggregate unpaid principal balances of May & June 2023 Convertible Loans which was recorded at fair value option was RMB3,741,553 (US$518,211) and RMB1,169,693 (US$162,720) as of December 31, 2023 and 2024 respectively. The amount of the fair value carrying amount over the aggregate unpaid principal balance was RMB72,981 (US$10,304) and RMB254,858 (US$35,454) as of December 31, 2023 and 2024, respectively.
[3]	The aggregate unpaid principal balances of December 2022 Convertible Loan which was recorded at fair value option was RMB7,082,700 (US$1,000,000) and nil as of December 31, 2023 and 2024 respectively. The amount of the fair value carrying amount over and under the aggregate unpaid principal balance was RMB187,337 (US$26,450) and nil as of December 31, 2023 and 2024, respectively.
[4]	The aggregate unpaid principal balances of December 2024 Convertible Loans which was recorded at fair value option was RMB8,678,280 (US$1,207,262) as of December 31, 2024. The amount of the fair value carrying amount under the aggregate unpaid principal balance was RMB26,751 (US$3,665) as of December 31, 2024.